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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2000
                                              -------------------

Check here if Amendment [  x  ]; Amendment Number:   2
                                                 ---------

This Amendment (Check only one.):   [   ]    is a restatement.

                                    [ x ]    adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 2/13/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners LLC
Address:  56 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

   /s/ James E. Buck, II          Greenwich, Connecticut         July 31, 2001
----------------------------      ----------------------         -------------
        [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

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
Number of Other Included Managers:                     0
                                                 -------

Form 13F Information Table Entry Total:                8
                                                 -------

Form 13F Information Table Value Total:          $29,414
                                                 -------
                                               (thousands)


List of Other Included Managers:

None
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                  FORM 13F INFORMATION TABLE (ENDING 12/31/0 )


           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------------  ------------  ---------  -------- --------------------  ----------  --------  ----------------------
                                                                                                                 VOTING AUTHORITY
                                                                                                              ----------------------
                                   TITLE                           SHRS OR
                                     OF                   VALUE      PRN     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS        CUSIP    (X1000)   AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------                     -----        -----    -------   ------    ---  ----  ----------  --------    ----    ------  ----
Delhaize Amer Inc. Cl-A         COMMON STOCK  246688105   4,333    245,000   SH            SOLE                245,000
Delhaize America Inc.           COMMON STOCK  246688204     450     25,000   SH            SOLE                 25,000
Agribrands Intl                 COMMON STOCK  00849R105   5,751    107,500   SH            SOLE                107,500
Century South Bks Inc.          COMMON STOCK  156683104   5,905    175,300   SH            SOLE                175,300
MS Carriers Inc.                COMMON STOCK  553533100   5,040    153,900   SH            SOLE                153,900
Waddell & Reed Fin Cl B         COMMON STOCK  930059209   7,249    193,300   SH            SOLE                193,300
Waddell & Reed Financial Inc.   COMMON STOCK  930059100     211      5,600   SH            SOLE                  5,600
Cohoes Bancorp                  COMMON STOCK  192513109     475     25,000   SH            SOLE                 25,000